CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Foreign currency translation, tax expense	$ 11